Document and Entity Information	Sep. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 11, 2015
Registrant Name	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	0000859037
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 11, 2015
Prospectus Date	Apr. 30, 2015